Debt (Details Narrative)																1 Months Ended				3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 24, 2024 USD ($)	Sep. 27, 2024 USD ($) shares	Jul. 26, 2024 $ / shares shares	May 01, 2024 shares	Apr. 12, 2024 USD ($)	Mar. 08, 2024 USD ($)	Mar. 01, 2024 USD ($)	Jan. 26, 2024 USD ($)	Jan. 19, 2024 USD ($)	Sep. 12, 2023 USD ($) shares	Oct. 31, 2022	Jul. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Apr. 30, 2020 USD ($)	Nov. 06, 2024 USD ($) shares	Sep. 30, 2022	Jul. 31, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 shares	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2018 USD ($) $ / shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Oct. 23, 2024 $ / shares	Sep. 04, 2024 $ / shares	Aug. 13, 2024	Aug. 12, 2024 USD ($)	Jul. 01, 2024 USD ($)	Jun. 20, 2024 USD ($)	May 16, 2024 USD ($)	Apr. 19, 2024 USD ($)	Apr. 18, 2024 USD ($) $ / shares shares	Apr. 14, 2024 USD ($)	Dec. 12, 2023 USD ($)	Nov. 08, 2023 USD ($)	Oct. 18, 2023 USD ($)	Oct. 03, 2023 USD ($)	Nov. 30, 2022 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares
Short-Term Debt [Line Items]
Weighted average interest rate																				12.80%					12.80%		15.10%	8.70%
Interest expense debt																				$ 200,000		$ 300,000			$ 600,000	$ 800,000	$ 1,100,000	$ 200,000
Debt instrument, accrued interest		$ 200,000																		4,800,000					4,800,000		2,500,000	5,265,000
Principal plus accrued interest																				$ 2,373,000					$ 2,373,000		$ 2,060,000
Interest rate																				24.00%					24.00%
Issuance of common stock in lieu of cash per settlement agreement , shares | shares																									125,847	718,574	718,574	10,974
Loans received																									$ 200,000			$ 2,550,000
Debt instrument carrying amount																				$ 5,485,000					5,485,000		2,867,000	5,425,000
Convertible note																									3,000,000
Exercise price | $ / shares			$ 1.90																													$ 1.14
Payments of financing costs																									1,052,000	1,496,000	2,156,000	58,000
Convertible note																											0	1,200,000
Debt instrument, increase, accrued interest		$ 11,000																							$ 813,000		$ 388,000	146,000
Conversion of stock, shares converted | shares		184,810
Debt Instrument, Convertible, Conversion Ratio																											0.42
Warrants to purchase shares | shares			698,812																	7,348,765					7,348,765		1,341,217												196,500
Remaining principal plus accrued interest
Debt discount																				$ 128,000					128,000		$ 21,000	138,000
Gross proceeds																										1,250,000	1,250,000	500,000
Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate									12.00%
Debt instrument, accrued interest																$ 1,800,000
Loans received									$ 200,000
Maturity period									1 year
Exercise price | $ / shares																															$ 1.13
Debt instrument, increase, accrued interest																$ 118,000
Conversion of stock, shares converted | shares																1,679,045
Gross proceeds	$ 2,100,000
Settlement Agreement [Member]
Short-Term Debt [Line Items]
Convertible note						$ 2,000,000.0
Convertible note, settlement						$ 1,500,000
Convertible notes bear semiannual interest						10.00%
Conversion rate						94.00%
Convertible notes payable																																						$ 1,500,000
Settlement Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Convertible note						$ 2,000,000.0
Convertible note, settlement						$ 1,500,000
Convertible notes bear semiannual interest						10.00%
Conversion rate						94.00%
Convertible Promissory Note Purchase Agreement [Member]
Short-Term Debt [Line Items]
Conversion rate						6.00%
Payments of financing costs						$ 8,000,000.0
Conversion price percentage						150.00%
Convertible notes payable																																						$ 1,500,000
Convertible Promissory Note Purchase Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Conversion rate						6.00%
Payments of financing costs						$ 8,000,000
Conversion price percentage						150.00%
Convertible Promissory Note Purchase Agreement [Member] | Non Affiliated Purchaser [Member]
Short-Term Debt [Line Items]
Payments of financing costs						$ 2,000,000.0
Convertible Promissory Note Purchase Agreement [Member] | Non Affiliated Purchaser [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Payments of financing costs						$ 2,000,000
Convertible Note Agreement [Member]
Short-Term Debt [Line Items]
Convertible note																																								$ 1,500,000
Promissory Note Loan Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate																																			15.00%
Debt instrument, accrued interest																																			$ 600,000
Debt instrument, increase, accrued interest																									$ 600,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument carrying amount																																							$ 1,000,000.0
Convertible Notes Payable [Member] | 2024 Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate								12.00%
Debt instrument, accrued interest								$ 1,000,000.0
Maturity date description								In connection with the Convertible Note Loan, the Company issued a one-year convertible promissory note evidencing the aggregate principal amount of $1.0 million under the Loan, which accrues at a 12.0% simple interest rate per annum (the “2024 Convertible Note”).
Debt instrument, conversion feature								The 2024 Convertible Note also provides the Investor a voluntary right to convert all, but not less than all, the Principal Amount and accrued interest into shares of the Company’s common stock at a conversion rate equal to a 10% discount to the 10-day VWAP as determined immediately before January 26, 2024. In addition, upon such voluntary conversion by the Investor, the Investor will be entitled to a warrant for 50% of the number of shares of the Company’s common stock issued upon the Note conversion at an exercise equal to 120% of the Conversion Price (the “2024 Note Warrant”). In the event the Company consummates a public offering prior to the maturity date of the 2024 Convertible Note, the 2024 Convertible Note and accrued interest will be subject to a mandatory conversion into the equity securities of the Company issued and sold to investors in such public offering, equal to the price per share of the equity security sold to other purchasers and subject to similar terms and conditions of such public offering, except that such equity securities received under a mandatory conversion will be restricted securities.
Convertible Notes Payable [Member] | 2024 Purchase Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument, accrued interest								$ 1,000,000.0
Maturity date description								In connection with the Convertible Note Loan, the Company issued a one-year convertible promissory note evidencing the aggregate principal amount of $1.0 million under the Loan, which accrues at a 12.0% simple interest rate per annum (the “2024 Convertible Note”)
Debt instrument, conversion feature								The 2024 Convertible Note also provides the Investor a voluntary right to convert all, but not less than all, the Principal Amount and accrued interest into shares of the Company’s common stock at a conversion rate equal to a 10% discount to the 10-day VWAP as determined immediately before January 26, 2024. In addition, upon such voluntary conversion by the Investor, the Investor will be entitled to a warrant for 50% of the number of shares of the Company’s common stock issued upon the Note conversion at an exercise equal to 120% of the Conversion Price (the “2024 Note Warrant”). In the event the Company consummates a public offering prior to the maturity date of the 2024 Convertible Note, the 2024 Convertible Note and accrued interest will be subject to a mandatory conversion into the equity securities of the Company issued and sold to investors in such public offering, equal to the price per share of the equity security sold to other purchasers and subject to similar terms and conditions of such public offering, except that such equity securities received under a mandatory conversion will be restricted securities.
Line of Credit [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate																													1.60%
Exercise price | $ / shares																													$ 10.00
Warrants to purchase shares | shares																													200,000
Line of credit facility, maximum borrowing capacity																													$ 1,000,000.0
Line of credit facility,remaining borrowing capacity																											$ 1,000,000.0	1,000,000.0																		$ 1,000,000.0
Debt interest rate											2.50%
Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares | shares			698,812	13,943																							155
Exercise price | $ / shares			$ 1.431																																				$ 4.00
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																				184,810	256,886				441,696		38,782
Warrants to purchase shares | shares			600,000																																				1,323,250
Related Party [Member]
Short-Term Debt [Line Items]
Loss on debt extinguishment																						$ (332,000)				$ (332,000)	$ (332,000)
2021 Term Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate										24.00%										14.00%					14.00%		24.00%							14.00%
Warrants to purchase shares | shares										500,000
Debt fair value										$ 100,000
Interest Payable																				$ 700,000					$ 700,000		$ 600,000
Warrants to purchase shares | shares										50,000
Loss on debt extinguishment										$ 37,000
2021 Term Note [Member] | Investor And Director [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Line of credit, current																																																$ 500,000
2022 Term Note Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate							16.00%			24.00%
Debt fair value										$ 100,000
Debt instrument, accrued interest					$ 200,000		$ 200,000													$ 200,000					$ 200,000		200,000															$ 200,000		$ 100,000
Principal plus accrued interest										$ 500,000																	100,000
Principal plus accrued interest																							$ 1,000,000.0				$ 1,000,000.0
Debt instrument, maturity date					Jan. 01, 2025
Interest rate																				14.00%					14.00%		24.00%							14.00%
Carrying value, including accrued interest																				$ 400,000					$ 400,000		$ 400,000
Issuance of common stock in lieu of cash per settlement agreement , shares | shares										50,000
Debt instrument carrying amount																											1,000,000.0
Loss on debt extinguishment										$ 22,000																	100,000
Debt discount																												$ 200,000
Debt description										For the term notes that were amended, all to related parties, $0.2 million of principal was extended to mature on November 1, 2023, $0.2 million of principal was extended to mature on March 1, 2024, and in February 2024 further extended to mature on May 1, 2024, and $0.2 million of principal was extended to mature on January 1, 2025.
Interest rate terms																												The 2022 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $38.60 per share
Gross proceeds																												$ 20,000,000
Accrued interest																											400,000
2022 Term Note Payable [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate							16.00%
Debt instrument, accrued interest							$ 200,000
Debt instrument, maturity date							May 01, 2024
2022 Term Note Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt fair value																											1,100,000
2022 Term Note Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt instrument, accrued interest																											$ 1,100,000	$ 1,500,000																	$ 1,500,000
Issuance of common stock in lieu of cash per settlement agreement , shares | shares																											19,048
Loss on debt extinguishment																											$ 100,000
2022 Term Note Payable [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate																											15.00%
2022 Term Note Payable [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate																											16.00%
2023 Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate					18.00%
Debt instrument, accrued interest					$ 300,000																						$ 1,000,000.0							$ 1,100,000										600,000
Principal plus accrued interest										$ 1,200,000																															$ 600,000
Debt instrument, maturity date					Jan. 01, 2025
Interest rate																																	14.00%	24.00%
Carrying value, including accrued interest																				1,800,000					1,800,000		1,900,000									$ 100,000	$ 200,000							$ 600,000
Principal plus accrued interest										$ 1,000,000.0
Debt instrument periodic payment					$ 200,000
Iinterest rate					$ 100,000
Loss on debt extinguishment																											18,000
Remaining principal plus accrued interest																																									$ 600,000
Debt discount																											$ 300,000
Interest rate terms																											The 2023 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $38.60 and $29.60 per share, as applicable
Note payable common stock value in cash | $ / shares																											$ 38.60	$ 38.60
Gross proceeds																											$ 20,000,000
Accrued interest																											$ 1,900,000
Note payable common stock value in shares | $ / shares																											$ 29.60
2023 Notes Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt fair value																				1,100,000					1,100,000		$ 1,100,000
2023 Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt instrument, accrued interest																											1,100,000
Secured term notes payable																				3,300,000					$ 3,300,000		$ 3,300,000
Issuance of common stock in lieu of cash per settlement agreement , shares | shares																									19,735		19,735
Loss on debt extinguishment																											$ 100,000
2023 Term Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate										24.00%
Issuance of common stock in lieu of cash per settlement agreement , shares | shares										50,000
Loss on debt extinguishment										$ 100,000
Warrants and Rights Outstanding										$ 100,000
2023 Term Note [Member] | Maturity in May 2024 [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate										24.00%
2023 Note Payable One [Member]
Short-Term Debt [Line Items]
Debt instrument, accrued interest																				$ 1,100,000					$ 1,100,000		$ 1,100,000
Interest rate																				14.00%					14.00%		24.00%
2023 Note Payable Two [Member]
Short-Term Debt [Line Items]
Debt instrument, accrued interest																				$ 200,000					$ 200,000		$ 200,000
Interest rate																				18.00%					18.00%		14.00%
2023 Note Payable Three [Member]
Short-Term Debt [Line Items]
Debt instrument, accrued interest																				$ 100,000					$ 100,000		$ 100,000
Interest rate																				14.00%					14.00%		14.00%
2024 Bridge Loan [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate									12.00%
Loans received									$ 200,000
Maturity period									1 year
Debt instrument carrying amount																				$ 200,000					$ 200,000
Convertible Note [Member]
Short-Term Debt [Line Items]
Principal plus accrued interest																				$ 1,800,000					$ 1,800,000
Convertible note		$ 2,000,000.0
Convertible Note [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Convertible note																$ 2,000,000.0
2018 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate												10.00%						10.00%
Debt instrument, accrued interest												$ 800,000						$ 800,000	$ 500,000					$ 1,400,000
Maturity date description																								18 months
Debt Instrument, Convertible, Conversion Ratio																								10.00
Interest Expense, Operating and Nonoperating																								$ 1,000,000.0
Principal and accrued interest																		$ 15,000,000
2018 Convertible Notes [Member] | Series A-2 Convertible Preferred Stock [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																								$ 17.50
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																			25,715
2018 Convertible Notes [Member] | SAFE Agreements [Member]
Short-Term Debt [Line Items]
Debt instrument, accrued interest													$ 2,000,000.0
2019 Contingently Convertible Notes at Fair Value [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate																														5.00%
Debt instrument, accrued interest													200,000																	$ 2,300,000
Maturity date description																														28 to 31 months
Debt instrument, increase, accrued interest													$ 200,000
Debt Instrument, Convertible, Terms of Conversion Feature																														conversion price equal to: (i) 80% of the per share price paid by investors in the financing; or (ii) 80% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of the amendment, or $24.00 per share (“valuation cap”). In addition, upon a next equity financing, the investors will be issued a warrant equal to 30% of principal at an exercise price equal to the per share price paid by investors in the financing
2020 Contingently Convertible Notes at Fair Value [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate										10.00%																			5.00%																		5.00%
Debt instrument, accrued interest																													$ 4,000,000.0																		$ 3,000,000.0
Debt instrument, maturity date																	Sep. 23, 2023
Maturity date description																													January 2023
Debt instrument, conversion feature																													Upon a change of control, the investor will have the option to receive a cash payment equal the principal and accrued interest or convert the principal and accrued interest into shares of Calidi’s preferred stock to be issued, at a per share conversion price equal to: (i) 70% of the implied price per share of such preferred stock from such change of control; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance. Upon an event of default, each investor will receive a cash payment equal to the principal and accrued interest
Debt Instrument, Convertible, Terms of Conversion Feature																													conversion option into the type of stock issued in the financing at the lower price equal to: (i) 70% of the per share price paid by investors in the financing; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance; or (iii) $20.00 (“valuation cap”). In addition, upon the next equity financing occurring, the investors will also receive a warrant equal to 30% of principal invested at an exercise price equal to the per share price paid by investors in the financing
2020 Contingently Convertible Notes at Fair Value [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt instrument, accrued interest																												$ 1,000,000.0
2020 Contingently Convertible Notes at Fair Value [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Principal and accrued interest																													$ 8,000,000.0
2022 Secured Term Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, accrued interest																													$ 600,000
Exercise price | $ / shares																													$ 10.00
Warrants to purchase shares | shares																													105,000
Repayments of Debt															$ 100,000
2022 Secured Term Notes Payable [Member] | Investors One [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate																													3.00%
Debt instrument, accrued interest																													$ 500,000
Warrants to purchase shares | shares																													2
Debt instrument floor rate																													2.00%
2022 Secured Term Notes Payable [Member] | Investors Two [Member]
Short-Term Debt [Line Items]
Debt instrument, accrued interest																													$ 200,000
Warrants to purchase shares | shares																													1
2022 Term Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate												10.00%					10.00%	10.00%
Debt fair value														$ 500,000
Debt instrument, accrued interest																																										$ 500,000	$ 100,000
Issuance of common stock in lieu of cash per settlement agreement , shares | shares														5,000
Debt instrument carrying amount														$ 36,000
Loss on debt extinguishment														36,000
Debt conversion, original debt, amount														500,000
Accure interest percent																												10.00%
2022 Term Notes Payable [Member] | Terms of the Agreement [Member]
Short-Term Debt [Line Items]
Debt discount																												$ 600,000
2022 Term Notes Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt fair value														$ 36,000
2020 Term Note Payable [Member]
Short-Term Debt [Line Items]
Principal plus accrued interest										$ 500,000
Maturity date description																		In July 2022, the maturity date of the 2020 Term Note was extended to the earlier of i) December 31, 2023 or ii) Calidi’s completion of a qualified financing of $15 million or more.
Remaining principal plus accrued interest										$ 100,000
2021 Term Note Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate												10.00%						10.00%									24.00%	10.00%
Interest Payable																											$ 600,000	$ 500,000
Debt instrument, accrued interest																			$ 5,000,000
Debt description												financing of $15 million or more
2021 Term Note Payable [Member] | Investor And Director [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate																																																3.00%
Exercise price | $ / shares																																																$ 10.00
Warrants to purchase shares | shares																																																100,000
Debt instrument floor rate																																																2.00%
2021 Term Note Payable [Member] | Investor And Director [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Line of credit, current																																																$ 500,000
Term Loans [Member]
Short-Term Debt [Line Items]
Loss on debt extinguishment																											1,000
24% 2023 Term NotePayable [Member]
Short-Term Debt [Line Items]
Principal plus accrued interest																											$ 200,000
Interest rate																											24.00%
15% 2023 Term NotePayable [Member]
Short-Term Debt [Line Items]
Principal plus accrued interest																											$ 200,000
Interest rate																											15.00%
2023 Term Note [Member]
Short-Term Debt [Line Items]
Loss on debt extinguishment																											$ 100,000
2023 Term Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Loss on debt extinguishment																											6,000
24% 2023 Term Note [Member]
Short-Term Debt [Line Items]
Principal plus accrued interest																											1,100,000
14% 2023 Term Note Payable [Member]
Short-Term Debt [Line Items]
Principal plus accrued interest																											$ 600,000
Interest rate																											14.00%